Business and Geographic Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Geographic Distribution of Revenue

The geographic distribution of our revenue based upon billing region of the customer was as follows:

	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2015
North America	45%	45%	47%
Europe	16%	17%	15%
Latin America and Caribbean	16%	16%	15%
Africa and Middle East	15%	14%	14%
Asia Pacific	8%	8%	9%

Schedule of Off-Network and On-Network Revenues

Our revenues were derived from the following services, with Off-Network and Other Revenues shown separately from On-Network Revenues (in thousands, except percentages):

	Year Ended December 31, 2013		Year Ended December 31, 2014		Year Ended December 31, 2015
On-Network Revenues
Transponder services	$1,873,192	72%	$1,779,458	72%	$1,705,568	73%
Managed services	411,126	16%	415,269	17%	405,330	17%
Channel	72,123	3%	58,669	2%	38,872	2%

Total on-network revenues	2,356,441	91%	2,253,396	91%	2,149,770	91%

Off-Network and Other Revenues
Transponder, MSS and other off-network services	201,282	8%	171,637	7%	160,063	7%
Satellite-related services	45,900	2%	47,353	2%	42,688	2%

Total off-network and other revenues	247,182	9%	218,990	9%	202,751	9%

Total	$2,603,623	100%	$2,472,386	100%	$2,352,521	100%